Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Intangible Assets
Schedule of intangible asset balances by major asset class

					Weighted
	Gross			Net	Average
	Carrying	Accumulated		Carrying	Amortization
	Amount	Amortization	Impairment	Amount	Period
September 30, 2016:
Customer relationships	$640,196	$133,059	$—	$507,137	13.7	years
Acquired software	82,400	45,144	—	37,256	6.2	years
Connolly trademark	4,200	—	—	4,200	indefinite-lived
Total	$726,796	$178,203	$—	$548,593	12.8	years
December 31, 2015:
Customer relationships	$640,503	$97,857	$—	$542,646	13.7	years
Acquired software	82,400	34,836	—	47,564	6.2	years
Connolly trademark	24,500	—	20,300	4,200	indefinite-lived
iHealth trademark	8,600	1,074	7,526	—	11.0	years
Total	$756,003	$133,767	$27,826	$594,410	12.8	years

	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount	Weighted Average Amortization Period
December 31, 2014:
Customer relationships	$734,310	$70,298	$74,034	$589,978	13.7 years
Acquired software	82,400	21,094	—	61,306	6.2 years
Connolly trademark	24,500	—	—	24,500	indefinite‑lived
iHealth trademark	8,600	494	—	8,106	11.0 years
Total	$849,810	$91,886	$74,034	$683,890	12.8 years
December 31, 2015:
Customer relationships	$640,503	$97,857	$—	$542,646	13.7 years
Acquired software	82,400	34,836	—	47,564	6.2 years
Connolly trademark	24,500	—	20,300	4,200	indefinite‑lived
iHealth trademark	8,600	1,074	7,526	—	11.0 years
Total	$756,003	$133,767	$27,826	$594,410	12.8 years

Schedule of intangible asset amortization expense

Remainder of 2016	$15,202
2017	57,837
2018	53,908
2019	53,908
2020	53,908
As of December 31, 2015 amortization expense for the next 5 years was:
2016	$60,835
2017	57,865
2018	53,935
2019	53,935
2020	53,935